Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Derivative liabilities (net of current portion of $15 (2022 – $10))	$ 18	$ 26
QB2 variable consideration to IMSA (Note 12)	115	114
Downstream pipeline take-or-pay toll commitment	270	0
Other liabilities	89	97
Other liabilities and provisions	4,994	3,517
Settlement payables (Note 31(b))	15	10
Non-current provision for decommissioning, restoration and rehabilitation costs	3,851	2,805
Other IMSA payable
Disclosure of other provisions [line items]
Other	66	68
Neptune Bulk Terminals Inc.
Disclosure of other provisions [line items]
Obligation to Neptune Bulk Terminals	207	189
Preferential Dividend
Disclosure of other provisions [line items]
ENAMI preferential dividend liability (Note 12)	$ 444	$ 286